Leases - Summary of Movements in Cash and Non-cash Flows from Operating Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating cash flow payments for operating lease liabilities	$ (35,466)	$ (25,201)
Operating cash inflow payments for sublease classified as operating lease	49,894	61,166
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 945,145	$ 275,840